Note 3 - Earnings Per Share - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Income	$ 2,477,000	$ 2,004,000
Weighted average shares outstanding – basic (in shares)	1,956,612	1,923,491
Effect of dilutive common stock equivalents (in shares)	48,826	59,507
Adjusted weighted average shares outstanding – diluted (in shares)	2,005,438	1,982,998
Basic earnings per share (in dollars per share)	$ 1.27	$ 1.04
Diluted earnings per share (in dollars per share)	$ 1.24	$ 1.01